16. Stock Options	9 Months Ended
Sep. 30, 2022
Stock Options
16. Stock Options

 16. Stock Options

In September 2018, the Company’s stockholders approved our 2018 Equity Incentive Plan, which provides for a maximum of 1,150,000 awards that can be issued as options, stock appreciation rights, restricted stock, stock units, other equity awards or cash awards.

On October 1, 2020, the Board approved an amendment to the Company’s 2018 Equity Incentive Plan (the “Plan”) to increase the maximum number of shares that may be granted as an award under the Plan to any non-employee director during any one calendar year to: (i) chairperson or lead director – 300,000 shares of common stock; and (ii) other non-employee director - 250,000 shares of common stock, which reflects an increase in the annual limits for awards to be granted to non-employee directors under the Plan.

On November 20, 2020, the Company held its 2020 Annual Meeting of Stockholders. At the 2020 Annual Meeting, the Company’s stockholders approved an amendment to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 1,850,000 shares of common stock. On December 8, 2021, the Company held its 2021 Annual Meeting of Stockholders. At the 2021 Annual Meeting, the Company’s stockholders approved an amendment to the Company’s 2018 Equity Incentive Plan to increase the number of shares of common stock that the Company will have authority to grant under the plan by an additional 4,000,000 shares of common stock

On March 29, 2022, the Company issued ten year options to purchase 160,000 shares at an exercise price of $2.50 per share, of which 100,000 were issued to our Interim CFO and 60,000 to an employee.

On September 25, 2022, the Company issued ten year options to purchase 110,000 shares at an exercise price of $0.454 per share to two employees of the company.

The options awarded during the nine months ended September 30, 2022 were valued at an average of $1.56 per share at the date of issuance using a Black-Scholes option pricing model.

The following assumptions were used in the Black-Scholes model:

	Nine months ended September 30, 2022
Exercise price	$0.454	to	2.50
Risk free interest rate	2.41	to	3.69%
Expected life of options	10 years
Expected volatility of underlying stock	204.2	to	205.3%
Expected dividend rate	0%

A summary of all of the Company’s option activity during the period January 1, 2021 to September 30, 2022 is as follows:

	Number of shares	Exercise price per share			Weighted average exercise price
Outstanding January 1, 2021	1,622,938	$1.84	to	2.96	$2.11
Granted	1,193,500	2.62	to	5.10	3.15
Forfeited/cancelled	(50,000)	2.62			2.62
Exercised	—	—			—
Expired	—	—			—
Outstanding December 31, 2021	2,766,438	$1.84	to	5.10	$2.92
Granted	270,000	0.454	to	2.50	1.67
Forfeited/cancelled	(652,375)	1.84	to	2.80	1.85
Exercised	—	—			—
Outstanding September 30, 2022	2,384,063	$0.454	to	5.10	$3.07

The following tables summarize information about stock options outstanding as of September 30, 2022:

	Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$0.45	110,000	9.99		—
$2.03	659,000	8.01		487,667
$2.50	160,000	9.50		—
$2.72	25,000	3.75		25,000
$2.80	216,250	6.98		162,552
$2.96	70,313	6.77		70,313
$3.43	25,000	9.22		—
$4.03	1,020,000	8.76		358,333
$4.07	25,000	8.79		9,000
$4.20	25,000	8.59		9,000
$5.10	48,500	8.96		48,500
	2,384,063	8.39	$3.07384	1,170,365	$2.98

 As of September 30, 2022, there were unvested options to purchase 1,213,698 shares of common stock. Total expected unrecognized compensation cost related to such unvested options is $3,624,266 which is expected to be recognized over a period of 39 months.

As of September 30, 2022, there was an aggregate of 2,384,063 options to purchase shares of common stock granted under the Company’s 2018 Equity Incentive Plan, and an aggregate of 4,155,301 restricted shares granted to certain officers and directors of the Company in settlement of liabilities owing to them, with 460,636 shares available for future grants.

The options outstanding at September 30, 2022 had an intrinsic value of $2,310.